FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 4,564,663	R$ 5,531,573
Total	4,564,663	5,531,573
Cost [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	6,781,513	6,489,814
Total	6,781,513	6,489,814
Adjustments To Fair Value [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	(2,216,850)	(958,241)
Total	R$ (2,216,850)	R$ (958,241)